Trade and other payables (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade and other payables [Line Items]
Borrowings, maturity	21 September 2024
Borrowings, interest rate	6.50%	7.50%
Average credit period Expressed As Creditor Days	95	83
LG International Corp [Member]
Disclosure Of Trade and other payables [Line Items]
Borrowings, maturity	July 2020
Borrowings, interest rate	8.00%